SCHEDULE OF LEASE COST (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Lease
Operating lease cost	¥ 15,130	¥ 14,097
Short-term lease cost	5,227	5,682
Total	¥ 20,357	¥ 19,779